Assets Held For Sale and Other Current Assets - Summary of Detailed Information About Assets Held for Sale and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Assets Held for Sale and Other Current Assets [Abstract]
Assets held for sale	$ 68	$ 141
Other current financial obligations	115	131
Total	$ 183	$ 272